Share-based Compensation - Summary of Share Activity Under the Plan (Details) - Incentive Units [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance			5,676,896
Limited Liability Company Profit Interests Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	564,272	2,815,273
Vested	(207,752)	(2,113,766)	(2,861,623)
Forfeited	(1,302)	(137,235)	0
Ending Balance	355,218	564,272	2,815,273